Borrowings - Schedule of Long Term Debt, Interest Rates and Maturity Dates (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Debt Instruments [Line Items]
Long-term Debt, Carrying Amount		$ 38,918	$ 43,203
Truist Financial Corporation
Debt Instruments [Line Items]
Long-term Debt, Carrying Amount		$ 23,267	17,625
Truist Financial Corporation | Senior notes | Fixed rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1],[2]	4.16%
Long-term Debt, Carrying Amount	[2]	$ 19,808	14,107
Truist Financial Corporation | Senior notes | Fixed rate | Min
Debt Instruments [Line Items]
Stated Rate	[2]	1.13%
Truist Financial Corporation | Senior notes | Fixed rate | Max
Debt Instruments [Line Items]
Stated Rate	[2]	7.16%
Truist Financial Corporation | Senior notes | Floating rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	5.79%
Long-term Debt, Carrying Amount		$ 999	999
Truist Financial Corporation | Senior notes | Floating rate | Min
Debt Instruments [Line Items]
Stated Rate		5.80%
Truist Financial Corporation | Senior notes | Floating rate | Max
Debt Instruments [Line Items]
Stated Rate		5.80%
Truist Financial Corporation | Subordinated notes | Fixed rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1],[2]	4.34%
Long-term Debt, Carrying Amount	[2],[3]	$ 1,831	1,882
Truist Financial Corporation | Subordinated notes | Fixed rate | Min
Debt Instruments [Line Items]
Stated Rate	[2]	3.88%
Truist Financial Corporation | Subordinated notes | Fixed rate | Max
Debt Instruments [Line Items]
Stated Rate	[2]	6.00%
Truist Financial Corporation | Capital Notes
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	7.22%
Long-term Debt, Carrying Amount	[3]	$ 629	625
Truist Financial Corporation | Capital Notes | Min
Debt Instruments [Line Items]
Stated Rate		6.30%
Truist Financial Corporation | Capital Notes | Max
Debt Instruments [Line Items]
Stated Rate		6.31%
Truist Financial Corporation | Structured Notes
Debt Instruments [Line Items]
Long-term Debt, Carrying Amount	[4]	$ 0	12
Truist Bank | Senior notes | Fixed rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	2.01%
Long-term Debt, Carrying Amount		$ 4,170	6,982
Truist Bank | Senior notes | Fixed rate | Min
Debt Instruments [Line Items]
Stated Rate		1.50%
Truist Bank | Senior notes | Fixed rate | Max
Debt Instruments [Line Items]
Stated Rate		4.05%
Truist Bank | Senior notes | Floating rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	5.59%
Long-term Debt, Carrying Amount		$ 1,250	1,749
Truist Bank | Senior notes | Floating rate | Min
Debt Instruments [Line Items]
Stated Rate		5.60%
Truist Bank | Senior notes | Floating rate | Max
Debt Instruments [Line Items]
Stated Rate		5.60%
Truist Bank | Subordinated notes | Fixed rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	3.01%
Long-term Debt, Carrying Amount	[3]	$ 4,770	4,767
Truist Bank | Subordinated notes | Fixed rate | Min
Debt Instruments [Line Items]
Stated Rate		2.25%
Truist Bank | Subordinated notes | Fixed rate | Max
Debt Instruments [Line Items]
Stated Rate		3.80%
Truist Bank | FHLB advances | Fixed rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	0.91%
Long-term Debt, Carrying Amount		$ 1	2
Truist Bank | FHLB advances | Fixed rate | Min
Debt Instruments [Line Items]
Stated Rate		0.00%
Truist Bank | FHLB advances | Fixed rate | Max
Debt Instruments [Line Items]
Stated Rate		2.50%
Truist Bank | FHLB advances | Floating rate
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	[1]	5.69%
Long-term Debt, Carrying Amount		$ 4,200	10,800
Truist Bank | FHLB advances | Floating rate | Min
Debt Instruments [Line Items]
Stated Rate		5.63%
Truist Bank | FHLB advances | Floating rate | Max
Debt Instruments [Line Items]
Stated Rate		5.74%
Truist Bank | Other long-term debt
Debt Instruments [Line Items]
Long-term Debt, Carrying Amount	[5]	$ 1,260	$ 1,278

[1]	(1)Includes the impact of debt issuance costs and purchase accounting, and excludes hedge accounting impacts.
[2]	Certain senior and subordinated notes convert from fixed to floating one year prior to maturity, and are callable within the final year of maturity at par.
[3]	Subordinated and capital notes with a remaining maturity of one year or greater qualify under the risk-based capital guidelines as Tier 2 supplementary capital, subject to certain limitations.
[4]	Consist of notes with various terms that include fixed or floating rate interest or returns that are linked to an equity index.
[5]	Includes debt associated with finance leases, tax credit investments, and other.